Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
OPERATING ACTIVITIES
Net income	$ 147,345	$ 18,455
Non-cash and non-operating items:
Unrealized (gain) loss on non-designated derivative instruments (note 11)	(30,158)	22,173
Depreciation and amortization	64,251	64,268
Write-down of vessels (note 14)	0	45,000
Unrealized foreign currency exchange (gain) loss including the effect of the settlement of cross currency swaps (note 11)	(8,199)	3,660
Income (Loss) from Equity Method Investments, Net of Dividends or Distributions	(37,867)	(17,676)
Amortization of deferred financing issuance costs included in interest expense	2,840	3,001
Provision for Loan, Lease, and Other Losses	4,417	160
Other Non-cash items	1,786	1,663
Receipts from direct financing and sales-type leases	7,285	267,463
Expenditures for dry docking	(8,412)	(1,927)
Other non-cash operating assets and liabilities	(57,704)	17,621
Net operating cash flow	85,584	423,861
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	212,691	446,650
Scheduled repayments of long-term debt and settlement of related swaps (note 11)	(150,528)	(194,831)
Prepayments of long-term debt	(111,543)	(525,021)
Financing issuance costs	(2,461)	(2,601)
Scheduled repayments of obligations related to finance leases	(35,867)	(34,893)
Repurchase of common units (note 13)	0	(15,635)
Payments of Ordinary Dividends	60,426	47,295
Payments of Ordinary Dividends, Noncontrolling Interest	(2,670)	0
Payments to Noncontrolling Interests	0	2,219
Net financing cash flow	(150,804)	(375,845)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(12,853)	(8,832)
Repayment of Notes Receivable from Related Parties	10,330	0
Net investing cash flow	(2,523)	(8,832)
(Decrease) increase in cash, cash equivalents and restricted cash	(67,743)	39,184
Cash, cash equivalents and restricted cash, beginning of the period	190,200	292,475
Cash, cash equivalents and restricted cash, end of the period	190,200	292,475
Proceeds from Equity Method Investment, Distribution	$ 28,589	$ 14,852